Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Estimated Useful Lives	Depreciation is calculated using the straight-line method over the estimated useful lives as follows:
Description	Useful Life (Years)
Machinery and equipment	3-7
Office furniture and equipment	3-5
Transportation equipment	3-5
Displays	1-3
Leasehold improvements	1-5

Schedule of Depreciation Estimated Useful Lives	Amortization is calculated using the straight-line method over the estimated useful lives as follows:
Description	Useful Life (Years)
Customer-related	9-15
Marketing-related	4-5
Technology-related	7